Operating Expenses - Summary of Details of Employee Benefits (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Salaries & Wages	₩ 4,231,781	₩ 4,161,874	₩ 3,837,359
Post-employment benefits (Defined benefit plan)	183,026	225,404	236,831
Post-employment benefits (Defined contribution plan)	85,174	72,576	71,068
Share-based payment	15,450	16,799	47,415
Others	41,401	19,232	23,137
Total	₩ 4,556,832	₩ 4,495,885	₩ 4,215,810